PRUDENTIAL INVESTMENT PORTFOLIOS 6

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

October 31, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) filing for Prudential Investment Portfolios 6
     File Nos. 2-91215 and 811-04024

Ladies and Gentlemen:

     In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on October 28, 2011.

     Thank you for your attention to this filing. If you have any questions, please contact the undersigned at (973) 802-5032.

                                   Very truly yours,

                                   /s/ Claudia DiGiacomo

                                   Claudia DiGiacomo